As filed with the United States Securities and Exchange Commission on October 5, 2012
1933 Act Reg. No. 033-39519
1940 Act Reg. No. 811-05686

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 61	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 65

(Check appropriate box or boxes.)
AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
(Exact name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code (713) 626-1919
John M. Zerr, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Name and Address of Agent for Service)
Copy to:

Peter A. Davidson, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	E. Carolan Berkley, Esquire Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, Pennsylvania 19103
It is proposed that this filing will become effective (check appropriate box)

☑	immediately upon filing pursuant to paragraph (b)

☐	on [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph a(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 5th day of October, 2012.

Registrant:	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)

By:	/s/ Philip A. Taylor
Philip A. Taylor, President
     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor	Trustee & President	October 5, 2012
(Philip A. Taylor)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	October 5, 2012
(David C. Arch)

/s/ Frank S. Bayley*	Trustee	October 5, 2012
(Frank S. Bayley)

/s/ James T. Bunch*	Trustee	October 5, 2012
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	October 5, 2012
(Bruce L. Crockett)

/s/ Rod Dammeyer*	Trustee	October 5, 2012
(Rod Dammeyer)

/s/ Albert R. Dowden*	Trustee	October 5, 2012
(Albert R. Dowden)

/s/ Martin L. Flanagan*	Trustee	October 5, 2012
(Martin L. Flanagan)

/s/ Jack M. Fields*	Trustee	October 5, 2012
(Jack M. Fields)

/s/ Carl Frischling*	Trustee	October 5, 2012
(Carl Frischling)

/s/ Prema Mathai-Davis*	Trustee	October 5, 2012
(Prema Mathai-Davis)

/s/ Larry Soll*	Trustee	October 5, 2012
(Larry Soll)

SIGNATURES	TITLE	DATE

/s/ Hugo F. Sonnenschein*	Trustee	October 5, 2012
(Hugo F. Sonnenschein)

/s/ Raymond Stickel, Jr.*	Trustee	October 5, 2012
(Raymond Stickel, Jr.)

/s/ Wayne W. Whalen*	Trustee	October 5, 2012
(Wayne W. Whalen)

/s/ Sheri Morris	Vice President & Treasurer	October 5, 2012
(Sheri Morris)	(Principal Financial and Accounting Officer)

*By	/s/ Philip A. Taylor
Philip A. Taylor Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney filed in Registrant’s Post-Effective Amendment No. 51 on December 21, 2010.

Exhibit Index

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def